Derivative Financial Instruments - Interest rate swaps held for trading (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Financial Instruments
Unrealized gain/(loss) on derivative financial instruments held for trading	$ (30,781)	$ 74	$ (51,931)	$ 17,235
Interest rate swaps held for trading
Financial Instruments
Notional Amount	1,170,000		1,170,000		$ 1,170,000
Unrealized gain/(loss) on derivative financial instruments held for trading	$ (31,951)	$ 3,838	$ (52,705)	$ 20,151
GasLog with counterparty Deutsche Bank AG, termination in July 2020, interest rate of 1.98 percent
Financial Instruments
Fixed Interest Rate	1.98%		1.98%
Notional Amount	$ 66,667		$ 66,667		66,667
Trade date			July 2016
Effective date			July 2016
Termination date			July 2020
GasLog with counterparty Deutsche Bank AG, termination in July 2021, interest rate of 1.98 percent
Financial Instruments
Fixed Interest Rate	1.98%		1.98%
Notional Amount	$ 66,667		$ 66,667		66,667
Trade date			July 2016
Effective date			July 2016
Termination date			July 2021
GasLog with counterparty Deutsche Bank AG, termination in July 2022, interest rate of 1.98 percent
Financial Instruments
Fixed Interest Rate	1.98%		1.98%
Notional Amount	$ 66,667		$ 66,667		66,667
Trade date			July 2016
Effective date			July 2016
Termination date			July 2022
GasLog with counterparty DNB Bank ASA, termination in January 2019, interest rate of 1.784 percent
Financial Instruments
Fixed Interest Rate	1.784%		1.784%
Notional Amount					73,333
Trade date			July 2016
Effective date			July 2016
Termination date			Jan 2019
GasLog with counterparty DNB Bank ASA, termination in July 2022, interest rate of 1.719 percent
Financial Instruments
Fixed Interest Rate	1.719%		1.719%
Notional Amount	$ 73,333		$ 73,333		73,333
Trade date			July 2016
Effective date			July 2016
Termination date			July 2022
GasLog with counterparty HSBC Bank, plc, termination in July 2022, interest rate of 1.79 percent
Financial Instruments
Fixed Interest Rate	1.79%		1.79%
Notional Amount	$ 33,333		$ 33,333		33,333
Trade date			July 2016
Effective date			July 2016
Termination date			July 2022
GasLog with counterparty Nordea Bank Finland, termination in July 2022, interest rate of 1.815 percent
Financial Instruments
Fixed Interest Rate	1.815%		1.815%
Notional Amount	$ 66,667		$ 66,667		66,667
Trade date			July 2016
Effective date			July 2016
Termination date			July 2022
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2021, interest rate of 1.8405 percent
Financial Instruments
Fixed Interest Rate	1.8405%		1.8405%
Notional Amount	$ 50,000		$ 50,000		50,000
Trade date			July 2016
Effective date			July 2016
Termination date			July 2021
GasLog with counterparty HSBC Bank plc, termination in February 2022, interest rate of 2.005 percent
Financial Instruments
Fixed Interest Rate	2.005%		2.005%
Notional Amount	$ 100,000		$ 100,000		100,000
Trade date			Feb 2017
Effective date			Feb 2017
Termination date			Feb 2022
GasLog with counterparty Nordea Bank Finland, termination in March 2022, interest rate of 2.0145 percent
Financial Instruments
Fixed Interest Rate	2.0145%		2.0145%
Notional Amount	$ 100,000		$ 100,000		100,000
Trade date			Feb 2017
Effective date			Feb 2017
Termination date			Mar 2022
GasLog with counterparty ABN Amro Bank NV ("ABN"), termination in March 2022, interest rate of 2.003 percent
Financial Instruments
Fixed Interest Rate	2.003%		2.003%
Notional Amount	$ 100,000		$ 100,000		100,000
Trade date			Feb 2017
Effective date			Feb 2017
Termination date			Mar 2022
GasLog with counterparty Nordea Bank Finland, termination in July 2026, interest rate of 3.070 percent
Financial Instruments
Fixed Interest Rate	3.07%		3.07%
Trade date			May 2018
Effective date			July 2020
Termination date			July 2026
GasLog with counterparty Nordea Bank Finland, termination in July 2026, interest rate of 2.562 percent
Financial Instruments
Fixed Interest Rate	2.562%		2.562%
Notional Amount	$ 66,667		$ 66,667		66,667
Trade date			May 2018
Effective date			May 2018
Termination date			July 2026
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2024, interest rate of 3.025 percent
Financial Instruments
Fixed Interest Rate	3.025%		3.025%
Trade date			May 2018
Effective date			July 2020
Termination date			July 2024
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2025, interest rate of 2.300 percent
Financial Instruments
Fixed Interest Rate	2.30%		2.30%
Notional Amount	$ 50,000		$ 50,000		50,000
Trade date			May 2018
Effective date			April 2018
Termination date			July 2025
GasLog with counterparty DNB Bank ASA, termination in July 2024, interest rate of 3.056 percent
Financial Instruments
Fixed Interest Rate	3.056%		3.056%
Trade date			May 2018
Effective date			July 2020
Termination date			July 2024
GasLog with counterparty DNB Bank ASA, termination in July 2025, interest rate of 2.472 percent
Financial Instruments
Fixed Interest Rate	2.472%		2.472%
Notional Amount	$ 73,333		$ 73,333		73,333
Trade date			May 2018
Effective date			July 2018
Termination date			July 2025
GasLog with counterparty HSBC Bank, plc, termination in July 2024, interest rate of 2.475 percent
Financial Instruments
Fixed Interest Rate	2.475%		2.475%
Notional Amount	$ 33,333		$ 33,333		33,333
Trade date			May 2018
Effective date			April 2018
Termination date			July 2024
GasLog with counterparty HSBC Bank, plc, termination in July 2025, interest rate of 2.550 percent
Financial Instruments
Fixed Interest Rate	2.55%		2.55%
Notional Amount	$ 33,333		$ 33,333		33,333
Trade date			May 2018
Effective date			April 2018
Termination date			July 2025
GasLog with counterparty Citibank Europe Plc, termination in July 2024, interest rate of 3.082 percent
Financial Instruments
Fixed Interest Rate	3.082%		3.082%
Trade date			May 2018
Effective date			July 2020
Termination date			July 2024
GasLog with counterparty Citibank Europe Plc, termination in July 2025, interest rate of 3.095 percent
Financial Instruments
Fixed Interest Rate	3.095%		3.095%
Trade date			May 2018
Effective date			July 2021
Termination date			July 2025
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2026, interest rate of 2.745 percent
Financial Instruments
Fixed Interest Rate	2.745%		2.745%
Notional Amount	$ 50,000		$ 50,000		50,000
Trade date			Dec 2018
Effective date			Oct 2018
Termination date			July 2026
GasLog with counterparty Nordea Bank Finland, termination in July 2028, interest rate of 2.793 percent
Financial Instruments
Fixed Interest Rate	2.793%		2.793%
Notional Amount	$ 66,667		$ 66,667		66,667
Trade date			Dec 2018
Effective date			Oct 2018
Termination date			July 2028
GasLog with counterparty DNB Bank ASA, termination in July 2025, interest rate of 2.685 percent
Financial Instruments
Fixed Interest Rate	2.685%		2.685%
Notional Amount	$ 73,333		$ 73,333
Trade date			Dec 2018
Effective date			Jan 2019
Termination date			July 2025
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), termination in July 2024, interest rate of 2.958 percent
Financial Instruments
Fixed Interest Rate	2.958%		2.958%
Trade date			Dec 2018
Effective date			July 2020
Termination date			July 2024
GasLog with counterparty Nordea Bank Finland, termination in July 2024, interest rate of 2.937 percent
Financial Instruments
Fixed Interest Rate	2.937%		2.937%
Trade date			Dec 2018
Effective date			July 2020
Termination date			July 2024
GasLog with counterparty DNB Bank ASA, termination in April 2025, interest rate of 2.979 percent
Financial Instruments
Fixed Interest Rate	2.979%		2.979%
Trade date			Dec 2018
Effective date			April 2020
Termination date			April 2025
Interest rate swaps, maturing between 2024 and 2026
Financial Instruments
Notional Amount	$ 250,000		$ 250,000		250,000
Interest rate swaps, maturing between 2024 and 2025
Financial Instruments
Notional Amount	$ 210,000		$ 210,000		$ 210,000